General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of General and Administrative Expenses

	2017	2016	2015
	RMB million	RMB million	RMB million
General corporate expenses	3,218	2,671	2,325
Auditors’ remuneration	14	13	15
- Audit services	14	13	15
- Non-audit services	—	—	—
Other taxes and levies	159	131	124

	3,391	2,815	2,464